UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

SWP Growth & Income ETF
SWP (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the SWP Growth & Income ETF (the “Fund”) for the period of September 24, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM SEPTEMBER 24, 2024 TO FEBRUARY 28, 2025?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
SWP Growth & Income ETF	$44*	0.99%
*	Amount shown reflects the expenses of the Fund from September 24, 2024 (commencement of operations) through February 28, 2025. Expenses would be higher if the Fund had been in operations for the full period.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$86,609,111
Number of Holdings*	74
Portfolio Turnover Rate	23%
*	The total number of holdings includes covered call options on portfolio securities.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.7%
Apple, Inc.	3.6%
Broadcom, Inc.	3.1%
Salesforce, Inc.	2.7%
Philip Morris International, Inc.	2.6%
Baker Hughes Co.	2.4%
JPMorgan Chase & Co.	2.3%
Aramark	2.3%
Medtronic PLC	2.3%
AstraZeneca PLC	2.3%

Sectors*	(% of Net Assets)
Information Technology	25.7%
Financials	14.4%
Health Care	13.8%
Consumer Discretionary	9.6%
Industrials	9.2%
Energy	6.2%
Consumer Staples	5.9%
Communication Services	4.1%
Real Estate Investment Trusts	4.0%
Utilities	3.7%
Materials	1.1%
Cash & Other	2.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.swp-invest.com/.
SWP Growth & Income ETF	PAGE 1	TSR-SAR-56170L612

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SWP Growth & Income ETF	PAGE 2	TSR-SAR-56170L612

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SWP Growth & Income ETF
Core Financial Statements
February 28, 2025 (Unaudited)

SWP Growth & Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	28,946	$1,247,572
Interactive Media & Services - 2.7%
Alphabet, Inc. - Class A(a)	6,213	1,057,950
Match Group, Inc.(a)	39,765	1,260,948
		2,318,898
TOTAL COMMUNICATION SERVICES		3,566,470
CONSUMER DISCRETIONARY - 9.6%
Distributors - 1.0%
Genuine Parts Co.	7,041	879,280
Hotels, Restaurants & Leisure - 3.3%
Aramark(a)	53,946	1,998,699
Starbucks Corp.(a)	7,644	885,252
		2,883,951
Specialty Retail - 5.3%
Dick’s Sporting Goods, Inc.(a)	5,785	1,302,204
Home Depot, Inc.	3,997	1,585,210
TJX Cos., Inc.	13,653	1,703,348
		4,590,762
TOTAL CONSUMER DISCRETIONARY		8,353,993
CONSUMER STAPLES - 5.9%
Consumer Staples Distribution & Retail - 3.3%
Sysco Corp.	22,311	1,685,373
Target Corp.(a)	9,540	1,185,250
		2,870,623
Tobacco - 2.6%
Philip Morris International, Inc.	14,319	2,223,454
TOTAL CONSUMER STAPLES		5,094,077
ENERGY - 6.2%
Energy Equipment & Services - 2.4%
Baker Hughes Co.(a)	47,286	2,108,483
Oil, Gas & Consumable Fuels - 3.8%
Cameco Corp.(a)	29,751	1,310,234
Kinder Morgan, Inc.	71,928	1,949,249
		3,259,483
TOTAL ENERGY		5,367,966
FINANCIALS - 14.4%
Banks - 6.4%
Citigroup, Inc.(a)	22,311	1,783,765
JPMorgan Chase & Co.	7,659	2,026,954

	Shares	Value
PNC Financial Services Group, Inc.	9,245	$1,774,300
		5,585,019
Capital Markets - 6.2%
Blackrock, Inc.	999	976,802
Blackstone, Inc.(a)	5,401	870,425
Goldman Sachs Group, Inc.(a)	2,799	1,741,790
Lazard, Inc.(a)	34,864	1,748,430
		5,337,447
Financial Services - 1.8%
Visa, Inc. - Class A	4,329	1,570,172
TOTAL FINANCIALS		12,492,638
HEALTH CARE - 13.8%
Biotechnology - 2.0%
AbbVie, Inc.	8,513	1,779,472
Health Care Equipment & Supplies - 4.1%
Medtronic PLC	21,645	1,991,773
Stryker Corp.	3,996	1,543,215
		3,534,988
Health Care Providers & Services - 3.4%
Cencora, Inc.	6,327	1,604,148
UnitedHealth Group, Inc.(a)	2,798	1,328,938
		2,933,086
Pharmaceuticals - 4.3%
AstraZeneca PLC - ADR	25,747	1,962,179
Eli Lilly & Co.(a)	1,887	1,737,229
		3,699,408
TOTAL HEALTH CARE		11,946,954
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.9%
RTX Corp.	12,106	1,609,977
Electrical Equipment - 3.0%
Eaton Corp. PLC(a)	2,873	842,708
Emerson Electric Co.	14,652	1,781,830
		2,624,538
Ground Transportation - 1.8%
Union Pacific Corp.	6,469	1,595,838
Trading Companies & Distributors - 2.5%
Applied Industrial Technologies, Inc.	5,055	1,266,682
United Rentals, Inc.(a)	1,339	860,066
		2,126,748
TOTAL INDUSTRIALS		7,957,101

The accompanying notes are an integral part of these financial statements.

1

SWP Growth & Income ETF
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INFORMATION TECHNOLOGY - 25.7%(b)
IT Services - 4.0%
Accenture PLC - Class A(a)	4,995	$1,740,757
International Business Machines Corp.	6,756	1,705,485
		3,446,242
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom, Inc.(a)	13,320	2,656,407
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	4,458	804,803
		3,461,210
Software - 12.3%
Microsoft Corp.	12,389	4,918,309
Oracle Corp.(a)	11,655	1,935,429
Roper Technologies, Inc.	2,664	1,557,108
Salesforce, Inc.(a)	7,733	2,303,274
		10,714,120
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	12,987	3,140,776
Seagate Technology Holdings PLC(a)	14,995	1,528,141
		4,668,917
TOTAL INFORMATION TECHNOLOGY		22,290,489
MATERIALS - 1.1%
Construction Materials - 1.1%
Vulcan Materials Co.	3,663	905,897
TOTAL MATERIALS		905,897
UTILITIES - 3.7%
Electric Utilities - 3.7%
Duke Energy Corp.	13,653	1,604,091
NextEra Energy, Inc.	22,644	1,588,929
		3,193,020
TOTAL UTILITIES		3,193,020
TOTAL COMMON STOCKS (Cost $77,530,014)		81,168,605
REAL ESTATE INVESTMENT TRUSTS - 4.0%
Industrial REITs - 2.0%
Prologis, Inc.	14,319	1,774,410
Specialized REITs - 2.0%
Digital Realty Trust, Inc.	10,844	1,695,134
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,554,836)		3,469,544

	Shares	Value
SHORT-TERM INVESTMENTS - 2.2%
MONEY MARKET FUNDS - 2.2%
First American Treasury Obligations Fund - Class X, 4.28%(c)	1,889,209	$1,889,209
TOTAL SHORT-TERM INVESTMENTS (Cost $1,889,209)		1,889,209
TOTAL INVESTMENTS - 99.9% (Cost $82,974,059)		$86,527,358
Other Assets in Excess of Liabilities - 0.1%		81,753
TOTAL NET ASSETS - 100.0%		$86,609,111

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

2

SWP Growth & Income ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.3)%(a)(b)
Accenture PLC, Expiration: 03/21/2025; Exercise Price: $382.50	$(1,463,700)	(42)	$(10,185)
Alphabet, Inc., Expiration: 03/21/2025; Exercise Price: $185.00	(902,484)	(53)	(3,922)
Aramark, Expiration: 03/21/2025; Exercise Price: $40.00	(1,693,185)	(457)	(4,570)
Baker Hughes Co., Expiration: 03/21/2025; Exercise Price: $48.00	(1,788,059)	(401)	(12,030)
Blackstone, Inc., Expiration: 03/21/2025; Exercise Price: $175.00	(741,336)	(46)	(3,358)
Broadcom, Inc., Expiration: 03/21/2025; Exercise Price: $217.50	(2,253,559)	(113)	(56,500)
Cameco Corp., Expiration: 03/21/2025; Exercise Price: $48.00	(1,109,808)	(252)	(17,640)
Citigroup, Inc., Expiration: 03/21/2025; Exercise Price: $86.00	(1,511,055)	(189)	(4,347)
Dick’s Sporting Goods, Inc., Expiration: 03/21/2025; Exercise Price: $245.00	(1,102,990)	(49)	(26,264)
Eaton Corp. PLC, Expiration: 03/21/2025; Exercise Price: $317.50	(703,968)	(24)	(3,480)
Eli Lilly & Co., Expiration: 03/21/2025; Exercise Price: $980.00	(1,473,008)	(16)	(9,376)
Goldman Sachs Group, Inc., Expiration: 03/21/2025; Exercise Price: $670.00	(1,493,496)	(24)	(6,312)
Lazard, Inc., Expiration: 03/21/2025; Exercise Price: $55.00	(1,479,425)	(295)	(5,605)
Match Group, Inc., Expiration: 03/21/2025; Exercise Price: $34.50	(1,068,627)	(337)	(6,403)
Oracle Corp., Expiration: 03/21/2025; Exercise Price: $180.00	(1,643,994)	(99)	(39,105)
Salesforce, Inc., Expiration: 03/21/2025; Exercise Price: $330.00	(1,965,810)	(66)	(5,478)
Seagate Technology Holdings PLC, Expiration: 03/21/2025; Exercise Price: $112.00	(1,294,257)	(127)	(5,715)
Starbucks Corp., Expiration: 03/21/2025; Exercise Price: $125.00	(752,765)	(65)	(2,015)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 03/21/2025; Exercise Price: $197.50	(686,014)	(38)	(5,928)
Target Corp., Expiration: 03/21/2025; Exercise Price: $136.00	(1,006,344)	(81)	(14,985)
United Rentals, Inc., Expiration: 03/21/2025; Exercise Price: $705.00	(706,552)	(11)	(4,070)
UnitedHealth Group, Inc., Expiration: 03/21/2025; Exercise Price: $522.50	(1,139,904)	(24)	(2,880)
Total Call Options			(250,168)
TOTAL WRITTEN OPTIONS (Premiums received $237,952)			$(250,168)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

3

SWP Growth & Income ETF
Statement of Assets and Liabilities
at February 28, 2025 (Unaudited)

ASSETS:
Investments, at value	$86,527,358
Receivable for fund shares sold	260,124
Receivable for investments sold	237,953
Dividends receivable	142,569
Interest receivable	9,055
Dividend tax reclaims receivable	329
Total assets	87,177,388
LIABILITIES:
Written option contracts, at value	250,168
Payable for investments purchased	251,502
Payable to adviser	66,607
Total liabilities	568,277
NET ASSETS	$86,609,111
Net Assets Consists of:
Paid-in capital	$83,088,008
Total distributable earnings	3,521,103
Total net assets	$86,609,111
Net assets	$86,609,111
Shares issued and outstanding(a)	3,330,000
Net asset value per share	$26.01
Cost:
Investments, at cost	$82,974,059
Proceeds:
Written options premium received	$237,952

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

SWP Growth & Income ETF
Statement of Operations
For the Period Ended February 28, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$761,875
Less: Dividend withholding taxes	(494)
Interest income	36,697
Total investment income	798,078
EXPENSES:
Investment advisory fee (Note 5)	355,763
Total expenses	355,763
NET INVESTMENT INCOME	442,315
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind transactions	296,124
Investments	(606,043)
Written options	211,417
Net realized loss	(98,502)
Net change in unrealized appreciation (depreciation) on:
Investments	3,553,299
Written options	(12,216)
Net change in unrealized appreciation	3,541,083
Net realized and unrealized gain	3,442,581
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,884,896

(a)	The Fund commenced operations on September 24, 2024.
The accompanying notes are an integral part of these financial statements.

5

SWP Growth & Income ETF
Statement of Changes in Net Assets

Period Ended February 28, 2025(a) (Unaudited)
OPERATIONS:
Net investment income	$442,315
Net realized loss	(98,502)
Net change in unrealized appreciation	3,541,083
Net increase in net assets from operations	3,884,896
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(363,793)
Total distributions to shareholders	(363,793)
CAPITAL TRANSACTIONS:
Subscriptions	86,747,426
Redemptions	(3,659,418)
Net increase in net assets from capital transactions	83,088,011
NET INCREASE IN NET ASSETS	86,609,111
NET ASSETS:
Beginning of the period	—
End of the period	$ 86,609,111
SHARES TRANSACTIONS
Subscriptions	3,470,000
Redemptions	(140,000)
Total increase in shares outstanding	3,330,000

(a)
The Fund commenced operations on September 24, 2024.
The accompanying notes are an integral part of these financial statements.

6

SWP Growth & Income ETF
Financial Highlights

Period from September 24, 2024(a) to February 28, 2025 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized gain on investments	0.98
Total from investment operations	1.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)
Net realized gains	(0.03)
Total distributions	(0.11)
Net asset value, end of period	$26.01
TOTAL RETURN(c)	4.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,609
Ratio of expenses to average net assets(d)	0.99%
Ratio of net investment income to average net assets(d)	1.23%
Portfolio turnover rate(c)(e)	23%

(a)
Commencement of operations was September 24, 2024.
(b)
Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The SWP Growth & Income ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is classified as a diversified open-end investment management company under the 1940 Act. The Fund commenced operations on September 24, 2024. SWP Investment Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. The Fund seeks to provide long-term capital appreciation with a secondary emphasis on generating current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in shares of the Fund (“Shares”) and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

8

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2025 (Unaudited)(Continued)
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of February 28, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Options Contracts: The Fund may use covered call options to seek investment income or mitigate risk. With exchange-traded options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option. Options will generally be valued at the official close of the exchange for the trading date or the mean of the bid and asked prices.

9

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2025 (Unaudited)(Continued)
A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When a written put option (call option) is exercised, the premium originally received decreases the cost basis of the security sold short (or increases the proceeds on the underlying security), and the Fund realizes a gain or loss from the closing of the short sale (or from the sale of the security).
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$81,168,605	$—	$ —	$81,168,605
Real Estate Investment Trusts	3,469,544	—	—	3,469,544
Money Market Funds	1,889,209	—	—	1,889,209
Total Investments	$86,527,358	$—	$—	$86,527,358
Liabilities:
Investments:
Written Options	$(239,983)	$(10,185)	$—	$(250,168)
Total Investments	$(239,983)	$(10,185)	$—	$(250,168)

Refer to the Schedule of Investments for further disaggregation of investment categories.

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SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2025 (Unaudited)(Continued)
NOTE 4 – Derivatives
The Fund may invest in derivative instruments as a principal investment strategy. The primary types of derivatives in which the Fund invests are option contracts. The Advisor limits the Fund’s investments in options in order for the Fund to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act.
The following is a summary of the liability derivative instruments for the Fund as of February 28, 2025, as reflected within the Statement of Assets and Liabilities:

Derivative Instrument	Investment at Value[1]
Written Options - equity contracts	$250,168

[1]	Represents written options at value.
Transactions in the derivative instruments for the Fund during the period ended February 28, 2025, as reflected within the Statement of Operations were as follows:

Net Realized Gain on:	Investments[1]
Written Options - equity contracts	$211,417

Net Change in Unrealized Depreciation on:	Investments[1]
Written Options - equity contracts	$(12,216)

[1]	Represents realized gain and change in unrealized depreciation for written options during the period.
The average market value of written options during the period ended February 28, 2025 was $112,285.
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended February 28, 2025, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the period September 24, 2024 through February 28, 2025, the Fund incurred $355,763 in advisory fees.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares.

11

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2025 (Unaudited)(Continued)
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 6 – SECURITIES TRANSACTIONS
For the period ended February 28, 2025, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, for the Fund were as follows:

Purchases	Sales
$23,613,912	$23,999,193

There were no purchases or sales of long-term U.S. Government securities.
For the period ended February 28, 2025, the in-kind transactions associated with creation and redemptions of the Fund were as follows:

Purchases	Sales
$85,440,633	$3,597,134

NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Fund may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 8 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 9 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity's segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

12

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2025 (Unaudited)(Continued)
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund's income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

13

SWP Growth & Income ETF
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on August 5, 2024, to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the SWP Growth & Income ETF (the “Fund”), a new series of the Trust, and the Fund’s investment adviser, SWP Investment Management, LLC (“SWP” or the “Adviser”).
In conjunction with the meeting, the Board requested and received materials to assist it in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, information relating to the past performance of the proposed portfolio managers of the Fund in managing similar growth and income accounts, as well as the proposed management fee of the Fund, due diligence materials relating to SWP, including Form ADV, and other pertinent information. The Independent Trustees also met in executive session with legal counsel to review their duties in considering the Advisory Agreement and the information provided.
Based on their evaluation of the information provided, the Trustees (all of whom are Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Fund
The Trustees considered the nature, extent and quality of services that would be provided by the Adviser to the Fund. The Board considered the services to be provided by the Adviser, including portfolio management, trading, research, security selection, compliance monitoring, proxy voting and ETF-related services. The Trustees considered the qualifications and experience of key personnel at the Adviser and its affiliated company, Strategic Wealth Partners, Ltd., who will be involved in the day-to-day activities of the Fund. The Board considered the individuals who will serve as portfolio managers of the Fund, noting that they have managed separately managed accounts in a similar strategy as the Fund as employees of Strategic Wealth Partners, Ltd. and that the Adviser believes this investment strategy can be used effectively for the Fund. The Trustees noted that the Adviser is a recently formed investment adviser, but that the Fund’s proposed portfolio managers have experience managing similar strategies as employees of Strategic Wealth Partners, Ltd. and other relevant investment industry experience.
The Trustees reviewed the information provided by the Adviser in response to a due diligence questionnaire and as part of the presentation by representatives of the Adviser earlier in the meeting and at the Board meeting held in May 2024. The Board also considered the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures necessary to perform its duties under the Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by the Adviser to the Fund were satisfactory.
2. Investment Performance of the Adviser
The Trustees noted that the Adviser does not manage any accounts in strategies similar to the Fund, and therefore did not consider the past investment performance of the Adviser as part of their deliberations. The Trustees considered the historical performance information for accounts managed by the Fund’s proposed portfolio managers with Strategic Wealth Partners, Ltd. in a similar strategy as the Fund. The Trustees determined that the portfolio managers have sufficient investment management experience to oversee the Fund.
3. Advisory Fees and Expenses
The Trustees considered the proposed management fee to be paid to the Adviser by the Fund. The Trustees noted that the proposed management fee would be a unified fee, similar to the fee charged by other exchange-traded funds, pursuant to which the Adviser will pay all expense of the Fund except for taxes, brokerage commissions, extraordinary expenses, other excluded expenses and the unified management fee payable to the Adviser. The Trustees considered the cost structure of the Fund relative to a peer group of funds with comparable strategies, as compiled by Barrington Partners, a third-party analytics firm (the “Barrington Peer Group”). The Board noted that the Fund’s advisory fee is above the Barrington Peer Group average. The Trustees also considered their discussions with the Adviser regarding the

14

SWP Growth & Income ETF
APPROVAL OF INVESTMENT ADVISORY AGREEMENT(Continued)
appropriateness of the Fund’s fees and expenses. The Trustees concluded that the Fund’s expenses and the management fee to be paid to the Adviser were fair and reasonable in light of the comparative expense and management fee information and the quality of the services to be provided to the Fund by the Adviser.
4. Costs of Services Provided and Profits Realized by the Adviser
The Trustees considered the Adviser’s financial condition, noting the resources available from its affiliated company, Strategic Wealth Partners, Ltd. The Trustees concluded that the Adviser had sufficient financial resources to support its services to the Fund. The Trustees considered pro forma income statements for the Fund. The Trustees considered that the Adviser’s anticipated profits for the Fund were reasonable.
5. Economies of Scale
The Trustees did not consider economies of scale to be a material factor given that the Fund had not yet commenced operations. The Trustees noted that the proposed management fee for the Fund did not contain any breakpoint reductions as the Fund’s assets grow in size and considered SWP’s commitment to consider breakpoints in the future for the Fund.
6. Benefits Derived from the Relationship with the Fund
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by the Adviser from its association with the Fund to be material factors.
Conclusion
In considering the Advisory Agreement, the Trustees did not identify any one factor as all- important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

15

SWP Growth & Income ETF
ADDITIONAL INFORMATION
at February 28, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

16

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/ Principal Executive Officer

Date	April 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/Principal Executive Officer

Date	April 29, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/Principal Financial Officer

Date	April 29, 2025

* Print the name and title of each signing officer under his or her signature.